NON-CURRENT ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Non curren tAssets Held Fo rSale And Discontinued Operations Explanatory [Abstract]
Disclosure of assets and Liabilities or disposal groups classified as held for sale text block
The following table sets forth information on the main types of non-current assets and liabilities held for sale:

	12-31-2025	12-31-2024
Assets classified as held for sale	ThU.S.$	ThU.S.$
Property, plant and equiment	3,901	3,767
Assets classified as held for sale	3,901	3,767